Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 70	$ 34
Assets, Gross amounts not offset in consolidated balance sheets	15	33
Assets, Net amounts	55	1
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(18)	(101)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(15)	(33)
Liabilities, Net Amounts	$ (3)	$ (68)